LONG-TERM OBLIGATIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts Payable and Accrued Liabilities, Noncurrent [Abstract]
Accrued royalties	$ 30,988	$ 28,181
Deferred revenue - noncurrent	8,078	6,317
Finance Lease, Liability, Noncurrent	208	558
Other	4,500	8,194
Long-term obligations	$ 43,774	$ 43,250